Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the Company is providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The disclosure provided in the tables below is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and its NEO’s compensation. For further information concerning the Company’s compensation philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation and Other Information – Compensation Discussion and Analysis.”

			Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Compensation Table Total for Non-PEO NEOs(3)	Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (in thousands)(7)	[Company Selected Measure](8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	784,410	709,683	343,584	320,209	$93.13	$35.53	20,699
2021	755,904	743,709	340,587	333,585	$105.57	$72.19	25,654
2020	737,854	725,259	328,431	327,440	$107.53	$90.55	46,958

(1)	The PEO in each of the applicable years is Ms. Cohen (who has served as CEO since 1994). The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Cohen for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation and Other Information – Summary Compensation Table.”

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Ms. Cohen, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to Ms. Cohen during the applicable year. The analysis requires the need to deduct the Grant Date fair value of stock awards from amount disclosed in the Summary Compensation Table and add back the year-end fair value of any awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year. Since the Company's stock awards are typically awarded on 12/31 (i.e. the Grant Date is 12/31), this deduction and add back is the same amount. For the three years disclosed herein, the amount was $124,940 in 2022, $99,995 in 2021, and $99,926 in 2020.

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO named executive officers (NEOs) as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each of the years 2022, 2021 and 2020 are as follows: David Peuse, Douglas Frederick, Richard Jeffers and Jeffery Morgan.

(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. The analysis requires the need to deduct the Grant Date fair value of stock awards from amount disclosed in the Summary Compensation Table and add back the year-end fair value of any awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year. Since the Company's stock awards are typically awarded on 12/31 (i.e. the Grant Date is 12/31), this deduction and add back is the same amount. For the non-PEO NEOs as a group during the three years disclosed herein, the average amount per non-PEO NEO was $41,042 in 2022, $44,932 in 2021, and $29,005 in 2020.

(5)	Cumulative total shareholder return (TSR) assumes $100 invested on December 31, 2019, in National Presto Industries, Inc. common stock. Total return assumes reinvestment of dividends.

(6)	Represents the weighted peer group TSR and assumes $100 invested on December 31, 2019, in the peer group companies with similar market capitalization. Total return assumes reinvestment of dividends. The peer group used for this purpose is the same peer group utilized for the stock performance graph in the applicable year’s annual report. The Company’s performance graph compares companies with a December 31 market capitalization similar to the Company. The Company adopted this approach because it was unable to reasonably identify a peer group based on its industries or lines of business. The companies represented in the peer group for each year are set forth below.

For 2022 the peer group consisted of CIRCOR International, Inc., Haverty Furniture Companies, Inc., Kezar Life Sciences, Inc., Lightwave Logic, Inc., MorphoSys AG, Nine Energy Service, Inc., Novonix Limited, Similarweb Ltd., Surmodics, Inc., trivago N.V., Tsakaos Energy Navigation Limited.

For 2021 the peer group consisted of Adaptimmune Therapeutics plc, Bioceres Crop Solutions Corp., Deciphera Pharmaceuticals, Inc., Earthstone Energy, Inc., Entravision Communications Corporation, IRadimed Corporation, Loop Industries, Inc., Pharming Group N.V., ProQR Therapeutics, N.V., RE/MAX Holdings, Inc., Taseko Mines Limited, The RMR Group, Inc.

For 2020 the peer group consisted of Arlo Technologies, Inc., Clementos Pacasmayo, S.A.A., Clearwater Paper Corporation, Dorian LPG Ltd., Frank’s International N.V., Interface, Inc., IVERIC bio, Inc., OneSmart International Education Group Limited, Rubius Therapeutics, Inc., Sohu.com Limited, SpartanNash Company, Vaxart, Inc.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)	The Company does not utilize any specific financial performance measure to link executive compensation actually paid to the Company’s performance.

Named Executive Officers, Footnote [Text Block]

(1)	The PEO in each of the applicable years is Ms. Cohen (who has served as CEO since 1994). The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Cohen for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation and Other Information – Summary Compensation Table.”

Peer Group Issuers, Footnote [Text Block]

(6)	Represents the weighted peer group TSR and assumes $100 invested on December 31, 2019, in the peer group companies with similar market capitalization. Total return assumes reinvestment of dividends. The peer group used for this purpose is the same peer group utilized for the stock performance graph in the applicable year’s annual report. The Company’s performance graph compares companies with a December 31 market capitalization similar to the Company. The Company adopted this approach because it was unable to reasonably identify a peer group based on its industries or lines of business. The companies represented in the peer group for each year are set forth below.

For 2022 the peer group consisted of CIRCOR International, Inc., Haverty Furniture Companies, Inc., Kezar Life Sciences, Inc., Lightwave Logic, Inc., MorphoSys AG, Nine Energy Service, Inc., Novonix Limited, Similarweb Ltd., Surmodics, Inc., trivago N.V., Tsakaos Energy Navigation Limited.

For 2021 the peer group consisted of Adaptimmune Therapeutics plc, Bioceres Crop Solutions Corp., Deciphera Pharmaceuticals, Inc., Earthstone Energy, Inc., Entravision Communications Corporation, IRadimed Corporation, Loop Industries, Inc., Pharming Group N.V., ProQR Therapeutics, N.V., RE/MAX Holdings, Inc., Taseko Mines Limited, The RMR Group, Inc.

For 2020 the peer group consisted of Arlo Technologies, Inc., Clementos Pacasmayo, S.A.A., Clearwater Paper Corporation, Dorian LPG Ltd., Frank’s International N.V., Interface, Inc., IVERIC bio, Inc., OneSmart International Education Group Limited, Rubius Therapeutics, Inc., Sohu.com Limited, SpartanNash Company, Vaxart, Inc.

PEO Total Compensation Amount	[1]	$ 784,410	$ 755,904	$ 737,854
PEO Actually Paid Compensation Amount		$ 709,683	743,709	725,259
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Ms. Cohen, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to Ms. Cohen during the applicable year. The analysis requires the need to deduct the Grant Date fair value of stock awards from amount disclosed in the Summary Compensation Table and add back the year-end fair value of any awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year. Since the Company's stock awards are typically awarded on 12/31 (i.e. the Grant Date is 12/31), this deduction and add back is the same amount. For the three years disclosed herein, the amount was $124,940 in 2022, $99,995 in 2021, and $99,926 in 2020.

Non-PEO NEO Average Total Compensation Amount		$ 343,584	340,587	328,431
Non-PEO NEO Average Compensation Actually Paid Amount		$ 320,209	333,585	327,440
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO named executive officers (NEOs) as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each of the years 2022, 2021 and 2020 are as follows: David Peuse, Douglas Frederick, Richard Jeffers and Jeffery Morgan.

(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. The analysis requires the need to deduct the Grant Date fair value of stock awards from amount disclosed in the Summary Compensation Table and add back the year-end fair value of any awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year. Since the Company's stock awards are typically awarded on 12/31 (i.e. the Grant Date is 12/31), this deduction and add back is the same amount. For the non-PEO NEOs as a group during the three years disclosed herein, the average amount per non-PEO NEO was $41,042 in 2022, $44,932 in 2021, and $29,005 in 2020.

Equity Valuation Assumption Difference, Footnote [Text Block]
(5)	Cumulative total shareholder return (TSR) assumes $100 invested on December 31, 2019, in National Presto Industries, Inc. common stock. Total return assumes reinvestment of dividends.

Compensation Actually Paid vs. Net Income [Text Block]

As described in greater detail in “Executive Compensation and Other Information – Compensation Discussion and Analysis,” the Company’s executive compensation program considers a variety of attributes. The factors that the Compensation Committee deems relevant for both our long-term and short-term incentive awards are selected based on objectives of providing a competitive total compensation program that enables the Company to attract, retain and motivate executive management employees, align the interests of the named executive officers with the interests of our stockholders, and reward individual performance. However, the Company does not use net income or any other financial performance measure as a proxy for the overall performance of the Company and, it does not base any specific element of executive compensation on TSR, net income or any other specific financial performance measure.

Total Shareholder Return Vs Peer Group [Text Block]		Relationship Between Compensation Actually Paid (CAP) and Performance
Total Shareholder Return Amount		$ 93.13	105.57	107.53
Peer Group Total Shareholder Return Amount		35.53	72.19	90.55
Net Income (Loss)		20,699,000	25,654,000	46,958,000
Ms Cohen [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 124,940	99,995	99,926
PEO [Member] | Ms Cohen [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Ms. Cohen
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 41,042	$ 44,932	$ 29,005
Non-PEO NEO [Member] | David Peuse [Member]
Pay vs Performance Disclosure [Table]
PEO Name		David Peuse
Non-PEO NEO [Member] | Douglas Frederick [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Douglas Frederick
Non-PEO NEO [Member] | Richard Jeffers [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Richard Jeffers
Non-PEO NEO [Member] | Jeffery Morgan [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Jeffery Morgan

[1]	The PEO in each of the applicable years is Ms. Cohen (who has served as CEO since 1994). The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Cohen for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation and Other Information – Summary Compensation Table.”